SCHEDULE OF EACH CLASS OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrant liabilities	$ 146,613
Convertible loans		$ 3,401,237
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liabilities
Convertible loans
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liabilities	146,613
Convertible loans
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liabilities
Convertible loans		$ 3,401,237